UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

            Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.1%
Lockheed Martin Corp. (a)	81,930	$25,422,060
Northrop Grumman Corp. (a)	108,800	31,303,936

		56,725,996
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B (a)	71,675	8,607,451
Banks — 18.2%
Bank of America Corp. (a)	2,630,480	66,656,363
Citigroup, Inc. (a)	1,021,180	74,280,633
JPMorgan Chase & Co. (a)(b)	838,228	80,059,156
KeyCorp (a)	585,860	11,025,885
SunTrust Banks, Inc. (a)	337,240	20,156,835
U.S. Bancorp (a)	532,143	28,517,544
Wells Fargo & Co. (a)	904,791	49,899,224

		330,595,640
Beverages — 2.0%
Coca-Cola Co. (a)	203,255	9,148,507
Diageo PLC (a)	613,300	20,168,678
Dr. Pepper Snapple Group, Inc. (a)	88,380	7,818,979

		37,136,164
Capital Markets — 3.8%
Goldman Sachs Group, Inc. (a)	107,120	25,407,793
Invesco Ltd. (a)	251,864	8,825,314
Morgan Stanley (a)	718,670	34,618,334

		68,851,441
Chemicals — 2.8%
DowDuPont, Inc. (a)	640,900	44,369,507
Praxair, Inc. (a)	41,900	5,855,106

		50,224,613
Communications Equipment — 0.8%
Motorola Solutions, Inc. (a)	171,600	14,563,692
Construction Materials — 0.5%
CRH PLC (a)	231,740	8,800,650
Diversified Telecommunication Services — 1.7%
BCE, Inc. (a)	122,500	5,736,675
Verizon Communications, Inc. (a)	503,600	24,923,164

		30,659,839
Electric Utilities — 4.3%
Exelon Corp. (a)	299,700	11,289,699
FirstEnergy Corp. (a)	526,630	16,236,003
PG&E Corp. (a)	292,400	19,909,516
NextEra Energy, Inc. (a)	211,150	30,944,033

		78,379,251
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp. (a)	54,235	3,579,510

Common Stocks	Shares	Value
Energy Equipment & Services — 0.4%
Halliburton Co. (a)	164,300	$7,562,729
Food & Staples Retailing — 0.7%
Kroger Co. (a)	595,990	11,955,559
Food Products — 0.6%
General Mills, Inc. (a)	82,600	4,275,376
Kellogg Co. (a)	107,500	6,704,775

		10,980,151
Health Care Equipment & Supplies — 3.2%
Koninklijke Philips NV (a)	792,860	32,713,371
Becton Dickinson & Co. (a)	66,700	13,069,865
Medtronic PLC (a)	54,900	4,269,573
Smith & Nephew PLC (a)	407,739	7,369,965

		57,422,774
Health Care Providers & Services — 7.2%
Aetna, Inc. (a)	249,056	39,602,395
Anthem, Inc. (a)	221,710	42,098,295
Cardinal Health, Inc. (a)	49,060	3,283,095
McKesson Corp. (a)	95,880	14,728,127
Quest Diagnostics, Inc. (a)(b)	111,630	10,453,033
UnitedHealth Group, Inc. (a)	104,500	20,466,325

		130,631,270
Household Products — 1.1%
Procter & Gamble Co. (a)	209,320	19,043,934
Industrial Conglomerates — 4.3%
3M Co. (a)	63,200	13,265,680
General Electric Co. (a)	1,606,000	38,833,080
Honeywell International, Inc. (a)	189,600	26,873,904

		78,972,664
Insurance — 6.4%
American International Group, Inc. (a)	571,320	35,073,335
Brighthouse Financial, Inc. (a)(c)	44,511	2,706,269
Marsh & McLennan Cos., Inc. (a)	183,800	15,404,278
MetLife, Inc. (a)	584,323	30,355,580
Prudential Financial, Inc. (a)	151,070	16,061,762
Travelers Cos., Inc. (a)	137,200	16,809,744

		116,410,968
Leisure Products — 0.4%
Mattel, Inc. (a)	493,856	7,644,891
Machinery — 0.4%
Pentair PLC (a)	115,400	7,842,584
Media — 2.4%
Comcast Corp., Class A (a)	762,770	29,351,390
Publicis Groupe SA (a)	201,010	14,062,072

		43,413,462

BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks	Shares	Value
Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc. (a)	456,500	$21,113,125
Multiline Retail — 0.5%
Dollar General Corp. (a)	111,107	9,005,222
Oil, Gas & Consumable Fuels — 11.5%
Chevron Corp. (a)	298,700	35,097,250
Enbridge, Inc. (a)	189,699	7,937,006
Hess Corp. (a)	411,110	19,276,948
Marathon Oil Corp. (a)	991,560	13,445,554
Marathon Petroleum Corp. (a)	279,400	15,668,752
Occidental Petroleum Corp. (a)	380,400	24,425,484
Royal Dutch Shell PLC — ADR, Class A (a)	418,230	25,336,373
Suncor Energy, Inc. (a)	1,102,110	38,606,913
TOTAL SA — ADR (a)	564,600	30,217,392

		210,011,672
Paper & Forest Products — 0.5%
International Paper Co. (a)	162,300	9,221,886
Personal Products — 1.1%
Unilever NV — NY Shares (a)	348,210	20,558,318
Pharmaceuticals — 8.4%
AstraZeneca PLC (a)	561,936	37,369,537
Johnson & Johnson (a)	84,600	10,998,846
Merck & Co., Inc. (a)	559,300	35,811,979
Pfizer, Inc. (a)	1,936,000	69,115,200

		153,295,562
Professional Services — 1.4%
Equifax, Inc. (a)	22,640	2,399,614
Experian PLC (a)	487,500	9,792,242
Nielsen Holdings PLC (a)	317,730	13,169,908

		25,361,764
Road & Rail — 0.6%
Union Pacific Corp. (a)	96,000	11,133,120
Semiconductors & Semiconductor Equipment — 2.1%
QUALCOMM, Inc. (a)	326,100	16,905,024
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR (a)	587,910	22,076,020

		38,981,044

Common Stocks	Shares	Value
Software — 5.3%
Constellation Software, Inc. (a)	12,200	$6,656,003
Microsoft Corp. (a)	486,330	36,226,722
Oracle Corp. (a)	1,113,400	53,832,890

		96,715,615
Specialty Retail — 0.5%
Lowe’s Cos., Inc. (a)	115,500	9,233,070
Technology Hardware, Storage & Peripherals — 1.7%
Samsung Electronics Co. Ltd. — GDR (a)	20,420	23,160,238
Lenovo Group Ltd. (a)	13,220,000	7,316,792
		30,477,030
Tobacco — 0.8%
Altria Group, Inc. (a)	119,200	7,559,664
Philip Morris International, Inc. (a)	69,800	7,748,498

		15,308,162
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd. — ADR (a)	400,700	9,853,213
Total Long-Term Investments (Cost — $1,370,577,129) — 101.1%		1,840,274,036

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (d)(e)	9,359,054	9,359,054
Total Short-Term Securities (Cost — $9,359,054) — 0.5%		9,359,054
Total Investments Before Options Written (Cost — $1,379,936,183) — 101.6%		1,849,633,090
Options Written (Premiums Received — $17,464,260) — (1.5)%		(28,246,505)
Total Investments, Net of Options Written (Cost — $1,362,471,923) — 100.1%		1,821,386,585
Liabilities in Excess of Other Assets — (0.1)%		(1,253,937)

Net Assets — 100.0%		$1,820,132,648

2	BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Annualized 7-day yield as of period end.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,630,472	5,728,582	9,359,054	$9,359,054	$45,225		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,511	[1]	—	—
Total				$9,359,054	$46,736		—	—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bank of America Corp.	701	10/02/17	USD	24.25	USD	1,776	$(76,825)
Royal Dutch Shell PLC — ADR, Class A	322	10/02/17	USD	56.60	USD	1,951	(127,438)
Public Service Enterprise Group, Inc.	475	10/03/17	USD	47.01	USD	2,197	(3,920)
DowDuPont, Inc.	50	10/05/17	USD	65.25	USD	346	(20,014)
Kellogg Co.	167	10/05/17	USD	70.00	USD	1,042	—
Pfizer, Inc.	467	10/05/17	USD	33.55	USD	1,667	(100,714)
Bank of America Corp.	821	10/06/17	USD	24.00	USD	2,080	(111,246)
Bank of America Corp.	822	10/06/17	USD	24.50	USD	2,083	(73,569)
Chevron Corp.	126	10/06/17	USD	110.00	USD	1,481	(94,815)
Citigroup, Inc.	967	10/06/17	USD	67.50	USD	7,034	(505,258)
JPMorgan Chase & Co.	629	10/06/17	USD	93.00	USD	6,008	(159,137)
JPMorgan Chase & Co.	385	10/06/17	USD	91.00	USD	3,677	(167,475)
Johnson & Johnson	70	10/06/17	USD	132.00	USD	910	(980)
Lockheed Martin Corp.	313	10/06/17	USD	310.00	USD	9,712	(65,730)
Marathon Petroleum Corp.	311	10/06/17	USD	54.50	USD	1,744	(53,648)
Merck & Co., Inc.	206	10/06/17	USD	65.50	USD	1,319	(1,648)
Microsoft Corp.	494	10/06/17	USD	73.50	USD	3,680	(59,033)
Morgan Stanley	788	10/06/17	USD	46.50	USD	3,796	(139,082)

BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Occidental Petroleum Corp.	393	10/06/17	USD	61.00	USD	2,523	$(128,708)
Oracle Corp.	1,190	10/06/17	USD	51.00	USD	5,754	(4,760)
Pentair PLC	252	10/06/17	USD	62.25	USD	1,713	(144,251)
Pfizer, Inc.	634	10/06/17	USD	34.00	USD	2,263	(110,950)
Procter & Gamble Co.	441	10/06/17	USD	92.50	USD	4,012	(2,866)
Quest Diagnostics, Inc.	363	10/06/17	USD	105.40	USD	3,399	—
Suncor Energy, Inc.	432	10/06/17	USD	31.50	USD	1,513	(154,440)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	753	10/06/17	USD	36.75	USD	2,828	(73,863)
United Parcel Service, Inc., Class B	190	10/06/17	USD	116.00	USD	2,282	(83,125)
UnitedHealth Group, Inc.	72	10/06/17	USD	195.00	USD	1,410	(14,220)
Verizon Communications, Inc.	821	10/06/17	USD	49.00	USD	4,063	(49,671)
Pfizer, Inc.	725	10/12/17	USD	33.75	USD	2,588	(143,116)
3M Co.	60	10/13/17	USD	205.00	USD	1,259	(33,750)
Altria Group, Inc.	5	10/13/17	USD	65.25	USD	32	(109)
Altria Group, Inc.	70	10/13/17	USD	63.00	USD	444	(7,140)
Anthem, Inc.	298	10/13/17	USD	197.50	USD	5,658	(8,046)
Comcast Corp., Class A	569	10/13/17	USD	41.00	USD	2,190	(3,414)
DowDuPont, Inc.	954	10/13/17	USD	66.85	USD	6,605	(251,137)
Equifax, Inc.	57	10/13/17	USD	108.00	USD	604	(11,685)
Halliburton Co.	821	10/13/17	USD	42.00	USD	3,779	(338,663)
JPMorgan Chase & Co.	387	10/13/17	USD	92.00	USD	3,696	(134,483)
Kroger Co.	740	10/13/17	USD	24.50	USD	1,484	(3,700)
Marathon Oil Corp.	1,370	10/13/17	USD	11.50	USD	1,858	(284,275)
Marathon Petroleum Corp.	283	10/13/17	USD	55.00	USD	1,587	(44,431)
Merck & Co., Inc.	309	10/13/17	USD	64.50	USD	1,979	(11,433)
Microsoft Corp.	437	10/13/17	USD	75.50	USD	3,255	(15,732)
Northrop Grumman Corp.	90	10/13/17	USD	275.00	USD	2,589	(120,150)
Oracle Corp.	406	10/13/17	USD	53.00	USD	1,963	(1,624)
Procter & Gamble Co.	65	10/13/17	USD	93.00	USD	591	(780)
Quest Diagnostics, Inc.	363	10/13/17	USD	105.40	USD	3,399	(6)
Suncor Energy, Inc.	862	10/13/17	USD	33.00	USD	3,020	(184,037)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	753	10/13/17	USD	37.00	USD	2,828	(68,833)
Union Pacific Corp.	116	10/13/17	USD	105.00	USD	1,345	(129,340)
UnitedHealth Group, Inc.	36	10/13/17	USD	200.00	USD	705	(2,610)
3M Co.	63	10/20/17	USD	210.00	USD	1,322	(15,151)
Aetna, Inc.	417	10/20/17	USD	160.00	USD	6,631	(84,026)
Altria Group, Inc.	286	10/20/17	USD	65.00	USD	1,814	(12,012)
American International Group, Inc.	675	10/20/17	USD	60.90	USD	4,144	(82,446)
Anthem, Inc.	383	10/20/17	USD	195.00	USD	7,272	(47,109)
Bank of America Corp.	1,043	10/20/17	USD	24.00	USD	2,643	(154,364)
Becton Dickinson & Co.	239	10/20/17	USD	199.75	USD	4,683	(21,484)
Becton Dickinson & Co.	194	10/20/17	USD	200.00	USD	3,801	(16,005)
Cardinal Health, Inc.	61	10/20/17	USD	67.50	USD	408	(5,337)
Chevron Corp.	126	10/20/17	USD	110.00	USD	1,481	(96,705)
Citigroup, Inc.	337	10/20/17	USD	70.00	USD	2,451	(106,155)
Citigroup, Inc.	967	10/20/17	USD	67.50	USD	7,034	(522,180)
Coca-Cola Co.	154	10/20/17	USD	45.60	USD	693	(3,368)
DowDuPont, Inc.	348	10/20/17	USD	65.00	USD	2,409	(150,510)
Dr. Pepper Snapple Group, Inc.	101	10/20/17	USD	92.50	USD	894	(1,515)
Enbridge, Inc.	463	10/20/17	USD	42.50	USD	1,937	(10,417)
Equifax, Inc.	56	10/20/17	USD	108.00	USD	594	(14,952)

4	BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Exelon Corp.	748	10/20/17	USD	38.00	USD	2,818	$(28,050)
FirstEnergy Corp.	559	10/20/17	USD	33.00	USD	1,723	(2,795)
FirstEnergy Corp.	398	10/20/17	USD	32.00	USD	1,227	(3,980)
General Electric Co.	1,386	10/20/17	USD	25.00	USD	3,351	(18,018)
General Mills, Inc.	206	10/20/17	USD	56.25	USD	1,066	(1,488)
General Mills, Inc.	207	10/20/17	USD	57.50	USD	1,071	(2,380)
Hess Corp.	459	10/20/17	USD	40.00	USD	2,152	(320,153)
Honeywell International, Inc.	319	10/20/17	USD	140.00	USD	4,522	(101,283)
International Paper Co.	297	10/20/17	USD	57.50	USD	1,688	(17,968)
Invesco Ltd.	629	10/20/17	USD	33.00	USD	2,204	(135,235)
JPMorgan Chase & Co.	629	10/20/17	USD	95.00	USD	6,008	(95,608)
Kellogg Co.	65	10/20/17	USD	67.50	USD	405	(650)
Kellogg Co.	138	10/20/17	USD	70.00	USD	861	(690)
KeyCorp	255	10/20/17	USD	18.00	USD	480	(25,627)
Lowe’s Cos., Inc.	289	10/20/17	USD	79.50	USD	2,310	(42,916)
Marathon Oil Corp.	326	10/20/17	USD	11.00	USD	442	(83,945)
Marathon Petroleum Corp.	420	10/20/17	USD	52.50	USD	2,355	(159,600)
Marsh & McLennan Cos., Inc.	710	10/20/17	USD	78.25	USD	5,951	(405,051)
Mattel, Inc.	960	10/20/17	USD	17.00	USD	1,486	(9,600)
McKesson Corp.	60	10/20/17	USD	155.00	USD	922	(13,200)
Merck & Co., Inc.	634	10/20/17	USD	65.00	USD	4,060	(25,994)
Microsoft Corp.	247	10/20/17	USD	75.00	USD	1,840	(19,142)
Microsoft Corp.	581	10/20/17	USD	74.50	USD	4,328	(59,843)
Motorola Solutions, Inc.	429	10/20/17	USD	87.50	USD	3,641	(16,516)
NextEra Energy, Inc.	429	10/20/17	USD	150.00	USD	6,287	(22,522)
Nielsen Holdings PLC	943	10/20/17	USD	40.10	USD	3,909	(160,753)
Northrop Grumman Corp.	181	10/20/17	USD	275.00	USD	5,208	(242,540)
Occidental Petroleum Corp.	393	10/20/17	USD	62.50	USD	2,523	(86,657)
Oracle Corp.	604	10/20/17	USD	50.00	USD	2,920	(11,174)
Pentair PLC	73	10/20/17	USD	65.00	USD	496	(22,995)
Pfizer, Inc.	1,441	10/20/17	USD	34.00	USD	5,144	(255,057)
Philip Morris International, Inc.	174	10/20/17	USD	115.75	USD	1,932	(4,977)
Praxair, Inc.	136	10/20/17	USD	135.00	USD	1,900	(74,120)
Praxair, Inc.	137	10/20/17	USD	140.00	USD	1,914	(28,427)
Procter & Gamble Co.	323	10/20/17	USD	70.10	USD	2,199	(5,059)
Procter & Gamble Co.	441	10/20/17	USD	92.50	USD	4,012	(17,640)
Prudential Financial, Inc.	755	10/20/17	USD	105.00	USD	8,027	(201,208)
QUALCOMM, Inc.	523	10/20/17	USD	50.00	USD	2,711	(111,922)
Royal Dutch Shell PLC — ADR, Class A	512	10/20/17	USD	57.50	USD	3,102	(163,840)
SunTrust Banks, Inc.	426	10/20/17	USD	55.00	USD	2,546	(211,935)
Suncor Energy, Inc.	1,212	10/20/17	USD	31.00	USD	4,246	(499,950)
TOTAL SA — ADR	877	10/20/17	USD	51.25	USD	4,694	(207,509)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	522	10/20/17	USD	37.00	USD	1,960	(54,810)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	263	10/20/17	USD	38.00	USD	988	(13,807)
Travelers Cos., Inc.	445	10/20/17	USD	125.00	USD	5,452	(46,725)
U.S. Bancorp	789	10/20/17	USD	52.50	USD	4,228	(125,846)
Unilever NV — NY Shares	907	10/20/17	USD	60.00	USD	5,355	(40,815)
Unilever NV — NY Shares	834	10/20/17	USD	62.50	USD	4,924	(6,255)
UnitedHealth Group, Inc.	370	10/20/17	USD	200.00	USD	7,246	(72,150)
Verizon Communications, Inc.	122	10/20/17	USD	49.00	USD	604	(10,736)
Wells Fargo & Co.	1,532	10/20/17	USD	50.00	USD	8,449	(808,130)
BCE, Inc.	251	10/23/17	USD	47.03	USD	1,175	(15,222)

BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Pentair PLC	252	10/23/17	USD	62.25	USD	1,713	$(137,721)
Honeywell International, Inc.	319	10/25/17	USD	140.01	USD	4,522	(109,139)
Public Service Enterprise Group, Inc.	1,001	10/26/17	USD	46.20	USD	4,630	(89,322)
3M Co.	97	10/27/17	USD	215.00	USD	2,036	(16,344)
3M Co.	96	10/27/17	USD	217.50	USD	2,015	(9,840)
Aetna, Inc.	243	10/27/17	USD	160.00	USD	3,864	(68,040)
Altria Group, Inc.	172	10/27/17	USD	64.50	USD	1,091	(13,158)
American International Group, Inc.	708	10/27/17	USD	58.00	USD	4,346	(258,420)
Anthem, Inc.	74	10/27/17	USD	195.00	USD	1,405	(17,575)
Anthem, Inc.	149	10/27/17	USD	192.50	USD	2,829	(49,915)
Bank of America Corp.	1,841	10/27/17	USD	23.50	USD	4,665	(364,518)
Cardinal Health, Inc.	123	10/27/17	USD	68.50	USD	823	(8,917)
Citigroup, Inc.	587	10/27/17	USD	69.00	USD	4,270	(245,073)
Comcast Corp., Class A	821	10/27/17	USD	39.00	USD	3,159	(53,365)
Dollar General Corp.	144	10/27/17	USD	79.00	USD	1,167	(42,480)
DowDuPont, Inc.	252	10/27/17	USD	70.50	USD	1,745	(14,364)
General Electric Co.	263	10/27/17	USD	24.50	USD	636	(9,073)
General Electric Co.	219	10/27/17	USD	25.50	USD	530	(1,971)
General Electric Co.	1,263	10/27/17	USD	25.00	USD	3,054	(21,471)
Goldman Sachs Group, Inc.	94	10/27/17	USD	235.00	USD	2,230	(60,865)
Hess Corp.	534	10/27/17	USD	42.00	USD	2,504	(273,675)
Hess Corp.	319	10/27/17	USD	44.00	USD	1,496	(108,460)
JPMorgan Chase & Co.	433	10/27/17	USD	93.50	USD	4,136	(112,364)
JPMorgan Chase & Co.	236	10/27/17	USD	95.50	USD	2,254	(33,866)
KeyCorp	567	10/27/17	USD	17.00	USD	1,067	(108,014)
KeyCorp	1,709	10/27/17	USD	18.50	USD	3,216	(117,067)
Kroger Co.	1,433	10/27/17	USD	22.00	USD	2,875	(25,077)
Lockheed Martin Corp.	96	10/27/17	USD	312.50	USD	2,979	(43,200)
Lowe’s Cos., Inc.	288	10/27/17	USD	79.50	USD	2,302	(46,800)
Marathon Oil Corp.	1,236	10/27/17	USD	12.00	USD	1,676	(198,378)
Marathon Petroleum Corp.	100	10/27/17	USD	53.50	USD	561	(31,250)
Mattel, Inc.	712	10/27/17	USD	16.00	USD	1,102	(42,720)
Mattel, Inc.	797	10/27/17	USD	16.50	USD	1,234	(31,880)
Medtronic PLC	274	10/27/17	USD	82.50	USD	2,131	(2,603)
Merck & Co., Inc.	824	10/27/17	USD	65.50	USD	5,276	(43,260)
MetLife, Inc.	1,070	10/27/17	USD	49.50	USD	5,559	(302,810)
MetLife, Inc.	404	10/27/17	USD	50.50	USD	2,099	(80,598)
Microsoft Corp.	108	10/27/17	USD	74.00	USD	804	(21,654)
Morgan Stanley	998	10/27/17	USD	47.50	USD	4,807	(157,684)
Northrop Grumman Corp.	89	10/27/17	USD	267.50	USD	2,561	(186,455)
Occidental Petroleum Corp.	856	10/27/17	USD	62.00	USD	5,496	(237,540)
Oracle Corp.	532	10/27/17	USD	51.00	USD	2,572	(7,182)
Pfizer, Inc.	815	10/27/17	USD	35.50	USD	2,910	(50,938)
Procter & Gamble Co.	754	10/27/17	USD	70.91	USD	5,134	(9,146)
Procter & Gamble Co.	99	10/27/17	USD	95.00	USD	901	(1,386)
QUALCOMM, Inc.	343	10/27/17	USD	53.00	USD	1,778	(18,693)
U.S. Bancorp	222	10/27/17	USD	52.00	USD	1,190	(46,287)
Union Pacific Corp.	144	10/27/17	USD	114.00	USD	1,670	(55,800)
United Parcel Service, Inc., Class B	24	10/27/17	USD	119.00	USD	288	(6,372)
UnitedHealth Group, Inc.	35	10/27/17	USD	197.50	USD	685	(11,812)
Verizon Communications, Inc.	394	10/27/17	USD	47.00	USD	1,950	(99,288)
Exelon Corp.	187	10/31/17	USD	37.50	USD	704	(13,353)
FirstEnergy Corp.	397	10/31/17	USD	32.01	USD	1,224	(9,124)

6	BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
TOTAL SA — ADR	628	10/31/17	USD	53.50	USD	3,361	$(65,377)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	739	10/31/17	USD	38.00	USD	2,775	(51,515)
Johnson & Johnson	207	11/01/17	USD	132.50	USD	2,691	(24,576)
Aetna, Inc.	245	11/03/17	USD	155.00	USD	3,896	(165,375)
Anthem, Inc.	75	11/03/17	USD	190.00	USD	1,424	(37,125)
Bank of America Corp.	1,809	11/03/17	USD	25.50	USD	4,584	(113,967)
Cardinal Health, Inc.	61	11/03/17	USD	68.50	USD	408	(6,405)
Coca-Cola Co.	299	11/03/17	USD	46.00	USD	1,346	(8,521)
Comcast Corp., Class A	1,468	11/03/17	USD	38.50	USD	5,649	(142,396)
DowDuPont, Inc.	301	11/03/17	USD	71.00	USD	2,084	(20,317)
General Electric Co.	2,185	11/03/17	USD	25.00	USD	5,283	(49,163)
Goldman Sachs Group, Inc.	162	11/03/17	USD	232.50	USD	3,842	(142,965)
JPMorgan Chase & Co.	243	11/03/17	USD	96.00	USD	2,321	(34,506)
KeyCorp	398	11/03/17	USD	18.50	USD	749	(29,452)
Marathon Oil Corp.	1,320	11/03/17	USD	13.50	USD	1,790	(83,160)
Marathon Petroleum Corp.	283	11/03/17	USD	56.00	USD	1,587	(48,676)
Microsoft Corp.	478	11/03/17	USD	75.00	USD	3,561	(76,958)
Morgan Stanley	291	11/03/17	USD	49.00	USD	1,402	(26,917)
Northrop Grumman Corp.	184	11/03/17	USD	290.00	USD	5,294	(86,480)
Oracle Corp.	1,767	11/03/17	USD	50.00	USD	8,543	(59,195)
Pfizer, Inc.	691	11/03/17	USD	36.00	USD	2,467	(33,859)
QUALCOMM, Inc.	335	11/03/17	USD	53.00	USD	1,737	(38,190)
Suncor Energy, Inc.	739	11/03/17	USD	35.00	USD	2,589	(66,510)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	261	11/03/17	USD	37.50	USD	980	(24,273)
U.S. Bancorp	347	11/03/17	USD	54.00	USD	1,860	(32,271)
Verizon Communications, Inc.	855	11/03/17	USD	50.00	USD	4,231	(50,445)
Exelon Corp.	250	11/06/17	USD	38.01	USD	942	(13,883)
SunTrust Banks, Inc.	425	11/06/17	USD	57.30	USD	2,540	(150,593)
Bank of America Corp.	1,043	11/09/17	USD	24.70	USD	2,643	(126,992)
Citigroup, Inc.	1,124	11/09/17	USD	69.35	USD	8,176	(436,894)
Kellogg Co.	167	11/09/17	USD	70.00	USD	1,042	(1,342)
Travelers Cos., Inc.	445	11/09/17	USD	125.00	USD	5,452	(72,318)
U.S. Bancorp	316	11/09/17	USD	52.25	USD	1,693	(64,083)
Chevron Corp.	335	11/10/17	USD	118.00	USD	3,936	(64,488)
Comcast Corp., Class A	1,495	11/10/17	USD	38.50	USD	5,753	(161,460)
Dollar General Corp.	400	11/10/17	USD	81.00	USD	3,242	(88,000)
DowDuPont, Inc.	954	11/10/17	USD	69.00	USD	6,605	(163,134)
International Paper Co.	591	11/10/17	USD	58.00	USD	3,358	(58,509)
JPMorgan Chase & Co.	816	11/10/17	USD	95.50	USD	7,794	(149,736)
Kroger Co.	403	11/10/17	USD	21.00	USD	808	(20,150)
Marsh & McLennan Cos., Inc.	227	11/10/17	USD	78.50	USD	1,902	(118,345)
McKesson Corp.	357	11/10/17	USD	157.50	USD	5,484	(141,015)
MetLife, Inc.	461	11/10/17	USD	52.50	USD	2,395	(56,703)
Microsoft Corp.	766	11/10/17	USD	74.50	USD	5,706	(155,498)
Morgan Stanley	518	11/10/17	USD	48.50	USD	2,495	(62,937)
Oracle Corp.	1,103	11/10/17	USD	50.00	USD	5,333	(45,223)
Pfizer, Inc.	339	11/10/17	USD	35.50	USD	1,210	(27,120)
SK Telecom Co. Ltd.	181	11/10/17	USD	25.25	USD	445	(8,732)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	262	11/10/17	USD	37.25	USD	984	(26,909)
UnitedHealth Group, Inc.	166	11/10/17	USD	197.50	USD	3,251	(68,558)
Wells Fargo & Co.	769	11/10/17	USD	54.50	USD	4,241	(123,040)

BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
FirstEnergy Corp.	1,000	11/13/17	USD	32.55	USD	3,083	$(14,625)
Pfizer, Inc.	1,833	11/13/17	USD	35.40	USD	6,544	(133,813)
Aetna, Inc.	340	11/17/17	USD	165.00	USD	5,406	(69,020)
Altria Group, Inc.	63	11/17/17	USD	64.01	USD	400	(8,906)
American International Group, Inc.	616	11/17/17	USD	62.50	USD	3,782	(71,148)
Anthem, Inc.	129	11/17/17	USD	195.00	USD	2,449	(44,505)
Bank of America Corp.	2,724	11/17/17	USD	25.00	USD	6,903	(287,382)
Bank of America Corp.	972	11/17/17	USD	26.00	USD	2,463	(53,946)
Chevron Corp.	399	11/17/17	USD	112.25	USD	4,688	(212,891)
Chevron Corp.	310	11/17/17	USD	113.25	USD	3,643	(143,491)
Chevron Corp.	198	11/17/17	USD	120.00	USD	2,327	(23,958)
Citigroup, Inc.	1,123	11/17/17	USD	70.00	USD	8,169	(415,510)
Coca-Cola Co.	154	11/17/17	USD	46.00	USD	693	(5,929)
Coca-Cola Co.	116	11/17/17	USD	47.00	USD	522	(1,624)
Comcast Corp., Class A	605	11/17/17	USD	40.00	USD	2,328	(32,367)
Dollar General Corp.	11	11/17/17	USD	80.00	USD	89	(3,355)
DowDuPont, Inc.	345	11/17/17	USD	65.00	USD	2,388	(163,013)
Dr. Pepper Snapple Group, Inc.	49	11/17/17	USD	95.00	USD	434	(1,837)
Dr. Pepper Snapple Group, Inc.	291	11/17/17	USD	90.00	USD	2,574	(45,832)
Enbridge, Inc.	485	11/17/17	USD	42.50	USD	2,029	(30,312)
Exelon Corp.	313	11/17/17	USD	38.00	USD	1,179	(21,910)
FirstEnergy Corp.	279	11/17/17	USD	31.00	USD	860	(18,972)
General Electric Co.	293	11/17/17	USD	25.00	USD	708	(10,694)
General Electric Co.	196	11/17/17	USD	26.00	USD	474	(2,744)
Goldman Sachs Group, Inc.	279	11/17/17	USD	235.00	USD	6,618	(235,058)
Hess Corp.	743	11/17/17	USD	45.00	USD	3,484	(235,903)
Honeywell International, Inc.	310	11/17/17	USD	145.00	USD	4,394	(45,570)
International Paper Co.	166	11/17/17	USD	57.50	USD	943	(21,331)
Invesco Ltd.	630	11/17/17	USD	35.00	USD	2,208	(61,425)
JPMorgan Chase & Co.	433	11/17/17	USD	95.00	USD	4,136	(100,673)
Johnson & Johnson	272	11/17/17	USD	135.00	USD	3,536	(20,808)
Kroger Co.	403	11/17/17	USD	21.00	USD	808	(22,165)
Marathon Oil Corp.	610	11/17/17	USD	13.00	USD	827	(59,780)
Marathon Oil Corp.	95	11/17/17	USD	14.00	USD	129	(4,512)
McKesson Corp.	62	11/17/17	USD	155.00	USD	952	(32,550)
Merck & Co., Inc.	824	11/17/17	USD	65.51	USD	5,276	(70,721)
MetLife, Inc.	986	11/17/17	USD	52.50	USD	5,122	(119,799)
Microsoft Corp.	50	11/17/17	USD	77.50	USD	372	(4,200)
Morgan Stanley	998	11/17/17	USD	48.00	USD	4,807	(158,682)
Motorola Solutions, Inc.	429	11/17/17	USD	87.50	USD	3,641	(69,069)
Nielsen Holdings PLC	357	11/17/17	USD	40.00	USD	1,480	(91,035)
Nielsen Holdings PLC	288	11/17/17	USD	42.00	USD	1,194	(43,200)
Occidental Petroleum Corp.	381	11/17/17	USD	62.50	USD	2,446	(113,348)
Oracle Corp.	532	11/17/17	USD	51.10	USD	2,572	(13,395)
Oracle Corp.	1,103	11/17/17	USD	50.00	USD	5,333	(52,944)
PG&E Corp.	385	11/17/17	USD	68.50	USD	2,621	(43,120)
Pfizer, Inc.	1,468	11/17/17	USD	34.00	USD	5,241	(281,856)
Philip Morris International, Inc.	175	11/17/17	USD	115.00	USD	1,943	(19,250)
Procter & Gamble Co.	314	11/17/17	USD	92.50	USD	2,857	(26,062)
QUALCOMM, Inc.	262	11/17/17	USD	52.50	USD	1,358	(41,003)
Royal Dutch Shell PLC — ADR, Class A	335	11/17/17	USD	57.80	USD	2,029	(107,947)
Royal Dutch Shell PLC — ADR, Class A	335	11/17/17	USD	60.00	USD	2,029	(55,275)
SK Telecom Co. Ltd.	360	11/17/17	USD	25.00	USD	885	(23,400)

8	BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Suncor Energy, Inc.	1,324	11/17/17	USD	35.00	USD	4,638	$(137,696)
TOTAL SA — ADR	439	11/17/17	USD	55.00	USD	2,350	(24,145)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	268	11/17/17	USD	38.00	USD	1,006	(24,120)
U.S. Bancorp	641	11/17/17	USD	52.50	USD	3,435	(126,277)
U.S. Bancorp	345	11/17/17	USD	55.00	USD	1,849	(23,632)
Union Pacific Corp.	124	11/17/17	USD	115.80	USD	1,438	(43,362)
Union Pacific Corp.	117	11/17/17	USD	110.00	USD	1,357	(86,873)
United Parcel Service, Inc., Class B	251	11/17/17	USD	118.92	USD	3,014	(72,725)
Verizon Communications, Inc.	1,081	11/17/17	USD	47.00	USD	5,350	(280,520)
Wells Fargo & Co.	1,453	11/17/17	USD	52.50	USD	8,013	(457,695)
Marsh & McLennan Cos., Inc.	257	12/01/17	USD	81.65	USD	2,154	(78,446)
TOTAL SA — ADR	879	12/08/17	USD	53.45	USD	4,704	(131,850)
Bank of America Corp.	335	12/15/17	USD	26.00	USD	849	(25,795)
Bank of America Corp.	1,041	12/15/17	USD	25.00	USD	2,638	(132,728)
General Electric Co.	331	12/15/17	USD	25.00	USD	800	(16,384)
Pfizer, Inc.	1,267	12/15/17	USD	36.00	USD	4,523	(88,690)
Suncor Energy, Inc.	941	12/15/17	USD	35.00	USD	3,296	(118,096)
Union Pacific Corp.	124	12/15/17	USD	115.80	USD	1,438	(50,476)
Wells Fargo & Co.	769	12/15/17	USD	55.00	USD	4,241	(138,421)
Total							$(24,882,488)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Publicis Groupe SA	UBS AG	21,900	10/04/17	EUR	62.73	EUR	1,296	$(1,118)
Samsung Electronics Co. Ltd. — GDR	Credit Suisse International	3,700	10/10/17	USD	1,086.30	USD	4,197	(193,250)
Royal Dutch Shell PLC	Deutsche Bank AG	58,700	10/11/17	USD	55.31	USD	3,556	(307,418)
Smith & Nephew PLC	Credit Suisse International	75,500	10/11/17	GBP	13.78	GBP	1,018	(3,822)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	50,000	10/16/17	USD	46.20	USD	2,313	(35,522)
Diageo PLC	Goldman Sachs International	112,700	10/18/17	GBP	25.91	GBP	2,766	(4,113)
Publicis Groupe SA	Goldman Sachs International	26,600	10/25/17	EUR	56.76	EUR	1,574	(103,166)
SK Telecom Co. Ltd.	Citibank N.A.	73,100	10/25/17	USD	24.07	USD	1,798	(65,998)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	31,300	10/26/17	USD	150.90	USD	4,587	(16,287)
SK Telecom Co. Ltd.	Morgan Stanley & Co. International PLC	73,100	10/30/17	USD	25.01	USD	1,798	(36,013)
Experian PLC	Morgan Stanley & Co. International PLC	108,000	10/31/17	GBP	14.96	GBP	1,619	(53,867)
BCE, Inc.	Citibank N.A.	36,100	11/01/17	USD	47.31	USD	1,691	(22,009)
Lenovo Group Ltd.	Citibank N.A.	3,300,000	11/01/17	HKD	4.18	HKD	14,256	(89,832)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	30,600	11/01/17	USD	46.71	USD	1,415	(24,177)
SunTrust Banks, Inc.	Credit Suisse International	83,500	11/06/17	USD	54.80	USD	4,991	(453,670)
AstraZeneca PLC	Goldman Sachs International	161,100	11/07/17	GBP	48.43	GBP	7,995	(441,885)
NextEra Energy, Inc.	Bank of America N.A.	31,300	11/07/17	USD	149.90	USD	4,587	(50,887)
Constellation Software, Inc.	Citibank N.A.	6,800	11/08/17	CAD	697.97	CAD	4,629	(56,827)
CRH PLC	Morgan Stanley & Co. International PLC	36,000	11/09/17	GBP	27.91	GBP	1,020	(55,156)

BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Diageo PLC	Goldman Sachs International	71,000	11/09/17	GBP	26.19	GBP	1,742	$(7,048)
Experian PLC	Goldman Sachs International	27,800	11/09/17	GBP	14.82	GBP	417	(18,792)
Koninklijke Philips NV	UBS AG	129,900	11/09/17	EUR	35.09	EUR	4,535	(128,286)
Lenovo Group Ltd.	Morgan Stanley & Co. International PLC	3,310,000	11/09/17	HKD	4.29	HKD	14,299	(73,434)
AstraZeneca PLC	Goldman Sachs International	35,500	11/15/17	GBP	49.78	GBP	1,762	(67,639)
Diageo PLC	Goldman Sachs International	52,000	11/15/17	GBP	24.87	GBP	1,276	(36,468)
Diageo PLC	Morgan Stanley & Co. International PLC	71,000	11/15/17	GBP	24.51	GBP	1,742	(57,949)
Koninklijke Philips N.V.	Morgan Stanley& Co. International PLC	100,000	11/15/17	EUR	35.07	EUR	3,491	(106,682)
CRH PLC	Morgan Stanley & Co. International PLC	72,500	11/16/17	GBP	28.49	GBP	2,055	(89,653)
Experian PLC	UBS AG	108,000	11/16/17	GBP	15.22	GBP	1,619	(48,589)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	47,600	11/16/17	EUR	35.21	EUR	1,662	(48,111)
Publicis Groupe SA	UBS AG	19,000	11/16/17	EUR	60.37	EUR	1,125	(31,528)
Samsung Electronics Co. Ltd. — GDR	Credit Suisse International	4,700	11/16/17	USD	1,138.40	USD	5,331	(208,621)
Smith & Nephew PLC	Credit Suisse International	76,700	11/16/17	GBP	13.33	GBP	1,035	(40,885)
Smith & Nephew PLC	Credit Suisse International	51,600	11/16/17	GBP	13.44	GBP	696	(23,841)
Publicis Groupe SA	UBS AG	33,000	11/20/17	EUR	58.42	EUR	1,953	(111,718)
Samsung Electronics Co. Ltd. — GDR	Credit Suisse International	4,700	12/05/17	USD	1,138.40	USD	5,331	(249,756)
Total								$(3,364,017)

10	BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$56,725,996	—	—	$56,725,996
Air Freight & Logistics	8,607,451	—	—	8,607,451
Banks	330,595,640	—	—	330,595,640
Beverages	16,967,486	$20,168,678	—	37,136,164
Capital Markets	68,851,441	—	—	68,851,441
Chemicals	50,224,613	—	—	50,224,613
Communications Equipment	14,563,692	—	—	14,563,692
Construction Materials	—	8,800,650	—	8,800,650
Diversified Telecommunication Services	30,659,839	—	—	30,659,839

BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017	11

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Level 1	Level 2	Level 3	Total
Assets (continued):
Electric Utilities	$58,469,735	—	—	$58,469,735
Electronic Equipment, Instruments & Components	3,579,510	—	—	3,579,510
Energy Equipment & Services	7,562,729	—	—	7,562,729
Food & Staples Retailing	11,955,559	—	—	11,955,559
Food Products	10,980,151	—	—	10,980,151
Health Care Equipment & Supplies	17,339,438	$7,369,965	—	24,709,403
Health Care Providers & Services	130,631,270	—	—	130,631,270
Household Products	19,043,934	—	—	19,043,934
Industrial Conglomerates	78,972,664	32,713,371	—	111,686,035
Insurance	116,410,968	—	—	116,410,968
Leisure Products	7,644,891	—	—	7,644,891
Machinery	7,842,584	—	—	7,842,584
Media	29,351,390	14,062,072	—	43,413,462
Multi-Utilities	41,022,641	—	—	41,022,641
Multiline Retail	9,005,222	—	—	9,005,222
Oil, Gas & Consumable Fuels	210,011,672	—	—	210,011,672
Paper & Forest Products	9,221,886	—	—	9,221,886
Personal Products	20,558,318	—	—	20,558,318
Pharmaceuticals	115,926,025	37,369,537	—	153,295,562
Professional Services	15,569,522	9,792,242	—	25,361,764
Road & Rail	11,133,120	—	—	11,133,120
Semiconductors & Semiconductor Equipment	38,981,044	23,160,238	—	62,141,282
Software	96,715,615	—	—	96,715,615
Specialty Retail	9,233,070	—	—	9,233,070
Technology Hardware, Storage & Peripherals	—	7,316,792	—	7,316,792
Tobacco	15,308,162	—	—	15,308,162
Wireless Telecommunication Services	9,853,213	—	—	9,853,213
Short-Term Investment Fund	9,359,054	—	—	9,359,054

Total	$1,688,879,545	$160,753,545	—	$1,849,633,090

Derivative Financial Instruments1
Liabilities:
Equity contracts	$(20,088,264)	$(8,158,241)	—	$(28,246,505)
[1] Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2017, there were no transfers between levels.

12	BLACKROCK ENHANCED EQUITY DIVIDEND TRUST	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: November 20, 2017